Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7—Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at September 30, 2012
Liabilities
Warrant liability	$0	$0	$6,973	$6,973
Derivative liability	0	0	1,293	1,293

Total	$0	$0	$8,266	$8,266

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at December 31, 2011
Liabilities
Warrant liability	$0	$0	$13,087	$13,087
Derivative liability	0	0	534	534

Total	$0	$0	$13,621	$13,621

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at December 31, 2011	$13,087
Issuance of additional warrants	11,078
Change in fair value of warrant liability	(17,192)

Balance at September 30, 2012	$6,973

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 11 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at December 31, 2011	$534
Issuance of derivative liability and other	815
Conversion of preferred stock and other	(79)
Change in fair value of derivative liability	23

Balance at September 30, 2012	$1,293

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 10 for further discussion of the derivative liability.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

On June 1, 2012 the Company issued 12.5% Convertible Notes (Notes) which provided that unpaid interest of 15% be accreted to the principal, and which had a maturity date of June 1, 2013. The Notes were measured at face value including interest in our consolidated balance sheets and not fair value. As of September 30, 2012, the principal balance outstanding was $3.5 million including interest of approximately $0.2 million which is based on the level 2 valuation hierarchy of the fair value measurements standard. The Notes approximate fair value as they bore interest at a rate approximating a market interest rate. The Notes were extinguished in October 2012 through partial conversions into common stock and partial repayments in cash. See Note 13 – Subsequent Events.

We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts. There were no transfers between Level 1, 2 and 3.

Note 6—Fair Value Measurements

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011

Liabilities
Warrant liability	$—	$—	$13,087,000	$13,087,000
Derivative liability	—	—	533,549	533,549

Total	$—	$—	$13,620,549	$13,620,549

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at January 1, 2010	$635,276
Issuance of additional warrants	7,071,010
Change in fair value of warrant liability	465,232

Balance at December 31, 2010	$8,171,518
Issuance of additional warrants	4,994,307
Exercise of warrants	(4,841,519)
Change in fair value of warrant liability	4,762,694

Balance at December 31, 2011	$13,087,000

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 13 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at January 1, 2010	$—
Record fair value of derivative liability	2,120,360

Balance at December 31, 2010	2,120,360
Issuance of additional preferred stock and other	252,318
Conversion of preferred stock	(7,290,647)
Change in fair value of derivative liability	5,451,518

Balance at December 31, 2011	$533,549

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the derivative liability.